CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 42,755	$ 46,229
Marketable securities	20,609	0
Short-term bank deposits	2,000	2,000
Trade receivables	208	222
Other receivables and prepaid expenses	2,295	3,372
Total current assets	67,867	51,823
LONG-TERM ASSETS:
Long-term deposits	12	9
Right-of-use-assets	1,876	1,872
Property, plant and equipment, net	2,105	2,072
Intangible assets, net	15,677	16,139
Total long term assets	19,670	20,092
Total assets	87,537	71,915
CURRENT LIABILITIES:
Trade payables	1,203	863
Employees and payroll accruals	2,217	2,535
Lease liability	785	777
Liabilities in respect of government grants	144	72
Pre-funded warrants	0	4,144
Deferred revenues and other advances	26	47
Other payables	951	1,238
Total current liabilities	5,326	9,676
LONG-TERM LIABILITIES:
Lease liability	1,602	1,663
Liabilities in respect of government grants	3,966	3,694
Total non-current liabilities	5,568	5,357
SHAREHOLDERS' EQUITY:
Ordinary Shares of NIS 0.02 par value: Authorized - 150,000,000 shares; Issued and outstanding - 40,621,124 as of June 30, 2021 and 35,600,088 as of December 31, 2020	231	200
Share premium and other capital reserve	258,258	225,121
Accumulated deficit	(192,088)	(179,276)
Equity attributable to equity holders of the Company	66,401	46,045
Non-controlling interests	10,242	10,837
Total equity	76,643	56,882
Shareholder's Equity and Liabilities	$ 87,537	$ 71,915